VY® Baron Growth Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.7%
		Communication Services: 6.3%
510,000		Iridium Communications, Inc.	$31,584,300	6.3

		Consumer Discretionary: 19.9%
75,000	(1)	Bright Horizons Family Solutions, Inc.	5,774,250	1.1
282,000		Choice Hotels International, Inc.	33,047,580	6.6
130,000		Krispy Kreme, Inc.	2,021,500	0.4
84,500		Marriott Vacations Worldwide Corp.	11,395,670	2.3
320,000	(1)	Penn Entertainment, Inc.	9,491,200	1.9
85,000		Red Rock Resorts, Inc.	3,788,450	0.8
146,000		Vail Resorts, Inc.	34,117,280	6.8
			99,635,930	19.9

		Financials: 36.2%
394,000	(1)	Arch Capital Group Ltd.	26,740,780	5.4
113,500		Carlyle Group, Inc./The	3,525,310	0.7
131,500		Cohen & Steers, Inc.	8,410,740	1.7
35,400		Essent Group Ltd.	1,417,770	0.3
76,000		Factset Research Systems, Inc.	31,546,840	6.3
30,325		Houlihan Lokey, Inc.	2,653,134	0.5
70,000		Kinsale Capital Group, Inc.	21,010,500	4.2
22,065		Moelis & Co.	848,179	0.2
46,687		Morningstar, Inc.	9,478,862	1.9
103,037		MSCI, Inc. - Class A	57,668,778	11.5
102,000		Primerica, Inc.	17,568,480	3.5
			180,869,373	36.2

		Health Care: 11.3%
176,000		Bio-Techne Corp.	13,057,440	2.6
77,799		Dechra Pharmaceuticals PLC	2,547,085	0.5
325,000	(1)	Figs, Inc.	2,011,750	0.4
36,055	(1)	Idexx Laboratories, Inc.	18,030,384	3.6
5,195	(1)	Mettler Toledo International, Inc.	7,949,441	1.6
83,100	(1)	Neogen Corp.	1,539,012	0.3
32,500		West Pharmaceutical Services, Inc.	11,260,275	2.3
			56,395,387	11.3

		Industrials: 6.1%
336,000	(1)	CoStar Group, Inc.	23,133,600	4.6
203,712	(2)	Marel HF	830,684	0.2
4,129,898	(1),(3),(4)	Northvolt AB - Series E	1,148,214	0.2
10,000		SS&C Technologies Holdings, Inc.	564,700	0.1
80,000	(1)	Trex Co., Inc.	3,893,600	0.8
405,000	(1)	Velo3D, Inc.	919,350	0.2
			30,490,148	6.1

		Information Technology: 14.1%
53,870	(1)	Altair Engineering, Inc.	3,884,566	0.8
68,000	(1)	ANSYS, Inc.	22,630,400	4.5
17,500	(1)	Clearwater Analytics Holdings, Inc.	279,300	0.1
103,530	(1)	Gartner, Inc.	33,726,968	6.7
92,600	(1)	Guidewire Software, Inc.	7,597,830	1.5
4,500		Littelfuse, Inc.	1,206,405	0.2
150,000	(1)	Mirion Technologies, Inc.	1,281,000	0.3
			70,606,469	14.1

		Real Estate: 5.8%
64,824		Alexandria Real Estate Equities, Inc.	8,141,246	1.7
241,452		Douglas Emmett, Inc.	2,977,103	0.6
337,000		Gaming and Leisure Properties, Inc.	17,544,220	3.5
			28,662,569	5.8

	Total Common Stock
	(Cost $102,631,498)		498,244,176	99.7

Shares			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.4%
		Mutual Funds: 0.4%
2,242,431	(5)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.720%
		(Cost $2,242,431)	2,242,431	0.4

	Total Short-Term Investments
	(Cost $2,242,431)		2,242,431	0.4

	Total Investments in Securities (Cost $104,873,929)		$500,486,607	100.1
	Liabilities in Excess of Other Assets		(632,339)	(0.1)
	Net Assets		$499,854,268	100.0

(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Restricted security as to resale, excluding Rule 144A securities. As of March 31, 2023, the Portfolio held restricted securities with a fair value of $1,148,214 or 0.2% of net assets. Please refer to the table below for additional details.
(5)	Rate shown is the 7-day yield as of March 31, 2023.

VY® Baron Growth Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2023
Asset Table
Investments, at fair value
Common Stock
Communication Services	$31,584,300	$–	$–	$31,584,300
Consumer Discretionary	99,635,930	–	–	99,635,930
Financials	180,869,373	–	–	180,869,373
Health Care	53,848,302	2,547,085	–	56,395,387
Industrials	29,341,934	–	1,148,214	30,490,148
Information Technology	70,606,469	–	–	70,606,469
Real Estate	28,662,569	–	–	28,662,569
Total Common Stock	494,548,877	2,547,085	1,148,214	498,244,176
Short-Term Investments	2,242,431	–	–	2,242,431
Total Investments, at fair value	$496,791,308	$2,547,085	$1,148,214	$500,486,607

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2023, VY® Baron Growth Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Northvolt AB - Series E	9/21/2020	$651,737	$1,148,214
		$651,737	$1,148,214

At March 31, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $107,313,711.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$396,296,221
Gross Unrealized Depreciation	(3,123,325)
Net Unrealized Appreciation	$393,172,896